FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-6707


                    Narragansett Insured Tax-Free Income Fund
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: June 30, 2007

                  Date of reporting period: September 30, 2008





Item 1. Schedule of Investments.


                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                             SCHEDULE OF INVESTMENTS
                               September 30, 2008
                                   (unaudited)

------------------------------------------------------------------------------------------------------------------
Principal Amount   General Obligation Bonds (40.7%)                          Ratings Moody's/ S&P/        Value(a)
                                                                                    Fitch
-------------- -------------------------------------------------------------- ---------------------------------- -

               Coventry, Rhode Island

      550,000  5.000%, 11/01/16 AMBAC Insured                                       Aa3/NR/NR     $     567,721
      550,000  5.000%, 11/01/17 AMBAC Insured                                       Aa3/NR/NR           564,834

                Cranston, Rhode Island
      500,000  5.450%, 11/15/11 FGIC Insured (pre-refunded)                        Baa1/A/BBB+          520,990
    1,000,000  4.250%, 04/01/18 MBIA Insured                                        A2/AA/BBB+          947,460
    1,000,000  4.250%, 04/01/19 MBIA Insured                                        A2/AA/BBB+          926,690
    1,000,000  4.300%, 04/01/20 MBIA Insured                                        A2/AA/BBB+          907,480
    1,000,000  4.500%, 04/01/23 MBIA Insured                                        A2/AA/BBB+          890,770
    2,455,000  4.625%, 07/01/25 FSA Insured                                         Aaa/AAA/NR        2,212,004
    1,500,000  4.500%, 04/01/26 MBIA Insured                                        A2/AA/BBB+        1,278,885

                Cumberland, Rhode Island
      250,000   4.000%, 02/01/14 FGIC Insured                                        A3/A/BBB           251,670
      250,000   4.000%, 02/01/15 FGIC Insured                                        A3/A/BBB           250,285
      250,000   4.000%, 02/01/16 FGIC Insured                                        A3/A/BBB           248,578
      250,000   4.100%, 02/01/17 FGIC Insured                                        A3/A/BBB           248,768
    1,000,000   4.250%, 08/01/17 FSA Insured                                       Aaa/AAA/AAA        1,007,280
      250,000   4.150%, 02/01/18 FGIC Insured                                        A3/A/BBB           248,080
      600,000   4.250%, 08/01/18  FSA Insured                                      Aaa/AAA/AAA          596,634
    1,255,000   5.000%, 10/01/18 MBIA Insured                                        A2/AA/NR         1,269,244
    1,040,000   5.200%, 10/01/21 MBIA Insured                                        A2/AA/NR         1,045,429

               Lincoln, Rhode Island
    1,000,000  4.500%, 08/01/24 MBIA Insured                                        Aa3/NR/AA-          921,210
    1,275,000  4.500%, 08/01/25 MBIA Insured                                        Aa3/NR/AA-        1,151,771
    2,000,000  4.500%, 08/01/26 MBIA Insured                                        Aa3/NR/AA-        1,794,740

               New Shoreham, Rhode Island
      245,000  4.000%, 11/15/15 AMBAC Insured                                       Aa3/AA/NR           245,267
      255,000  4.250%, 11/15/16 AMBAC Insured                                       Aa3/AA/NR           256,522
      270,000  4.250%, 11/15/17 AMBAC Insured                                       Aa3/AA/NR           270,799
      910,000  4.800%, 04/15/18 AMBAC Insured                                       Aa3/AA/NR           926,244
      285,000  4.500%, 11/15/18 AMBAC Insured                                       Aa3/AA/NR           287,653
    1,105,000  5.000%, 04/15/22 AMBAC Insured                                       Aa3/AA/NR         1,109,586

                Newport, Rhode Island
    1,000,000   4.500%, 11/01/15 AMBAC Insured                                      Aa3/NR/NR         1,025,220
    1,000,000   4.750%, 11/01/18 AMBAC Insured                                      Aa3/NR/NR         1,014,830
      800,000   5.000%, 11/01/20 AMBAC Insured                                      Aa3/NR/NR           809,976

                North Kingstown, Rhode Island
      500,000   3.750%, 10/01/12 FGIC Insured                                      Aa3/AA-/BBB          505,925

                North Providence, Rhode Island
      500,000   4.700%, 09/15/14 FSA Insured                                       Aaa/AAA/AAA          513,280
      500,000   3.650%, 10/15/14 FSA Insured                                        Aaa/AAA/NR          500,225
      500,000   3.750%, 10/15/15 FSA Insured                                        Aaa/AAA/NR          496,635

                Pawtucket, Rhode Island
      600,000   4.300%, 09/15/09 AMBAC Insured                                     Aa3/NR/BBB+          608,484
      250,000   4.400%, 09/15/10 AMBAC Insured                                     Aa3/NR/BBB+          257,778
      910,000   4.000%, 04/15/14 AMBAC Insured                                     Aa3/NR/BBB+          911,775

                Providence, Rhode Island
      700,000   5.500%, 01/15/11 FSA Insured                                       Aaa/AAA/AAA          704,676
    1,000,000   5.000%, 01/15/16 FGIC Insured (pre-refunded)                          A3/A/A          1,056,990
    1,000,000   5.000%, 01/15/17 FGIC Insured (pre-refunded)                          A3/A/A          1,056,990
    1,000,000   5.000%, 01/15/18 FGIC Insured (pre-refunded)                          A3/A/A          1,056,990

                South Kingstown, Rhode Island
      500,000   5.500%, 06/15/12 FGIC Insured (pre-refunded)                        Aa2/NR/BBB          530,280

                State of Rhode Island
    4,000,000  5.000%, 08/01/14 Series A FGIC Insured                               Aa3/AA/AA         4,152,360
    2,000,000  5.000%, 08/01/12 Series B MBIA Insured                               Aa3/AA/AA         2,116,800
    1,000,000  5.000%, 06/01/14 Series B FGIC Insured                               Aa3/AA/AA         1,035,950
    2,000,000  5.000%, 08/01/15 Series B FGIC Insured                               Aa3/AA/AA         2,063,660
    1,000,000  5.250%, 11/01/11 Series C MBIA Insured                               Aa3/AA/AA         1,062,020
    2,500,000  5.000%, 09/01/18 Series C MBIA Insured                               Aa3/AA/AA         2,577,025
    2,000,000  5.000%, 09/01/19 Series C MBIA Insured                               Aa3/AA/AA         2,053,140
    1,500,000  5.000%, 09/01/20 Series C MBIA Insured                               Aa3/AA/AA         1,528,485
    2,000,000  4.500%, 02/01/17 MBIA Insured                                        Aa3/AA/AA         2,013,080
    2,000,000  5.250%, 11/01/17 FGIC Insured (pre-refunded)                         Aa3/AA/AA         2,155,520

                 Warwick, Rhode Island
      825,000   4.000%, 08/01/16 FSA Insured  Series 2008                           Aaa/AAA/NR          826,064
    1,015,000   4.000%, 08/01/17 FSA Insured  Series 2008                           Aaa/AAA/NR        1,003,794
      665,000   4.250%, 07/15/14 AMBAC Insured                                      Aa3/AA/NR           672,149
      700,000   4.375%, 07/15/15 AMBAC Insured                                      Aa3/AA/NR           705,915
      770,000   4.600%, 07/15/17 AMBAC Insured                                      Aa3/AA/NR           773,403
      905,000   4.250%, 01/15/18 XLCA Insured                                       A1/AA-/NR           853,931
      810,000   4.700%, 07/15/18 AMBAC Insured                                      Aa3/AA/NR           812,171
    1,000,000   5.000%, 01/15/19 FGIC Insured                                       A1/AA-/BBB        1,012,610
      855,000   4.750%, 07/15/19 AMBAC Insured                                      Aa3/AA/NR           849,956
      500,000   5.000%, 01/15/20 FGIC Insured                                       A1/AA-/BBB          503,410

                West Warwick, Rhode Island
      500,000   4.875%, 03/01/16 AMBAC Insured                                      Aa3/NR/BBB          509,170
      670,000   5.000%, 03/01/17 AMBAC Insured                                      Aa3/NR/BBB          683,219
      700,000   5.050%, 03/01/18 AMBAC Insured                                      Aa3/NR/BBB          713,132
      735,000   5.100%, 03/01/19 AMBAC Insured                                      Aa3/NR/BBB          745,988

               Westerly, Rhode Island
      900,000  4.000%, 07/01/17 MBIA Insured                                        Aa3/AA/NR           883,017
      900,000  4.000%, 07/01/18 MBIA Insured                                        Aa3/AA/NR           860,778

               Woonsocket, Rhode Island
      655,000  4.450%, 12/15/12 FGIC Insured                                        Baa1/NR/A           662,218
      685,000  4.550%, 12/15/13 FGIC Insured                                        Baa1/NR/A           691,672

                                                                                                  --------------
                   Total General Obligation Bonds                                                    66,517,285
                                                                                                  --------------

                Revenue Bonds (56.8%)
               --------------------------------------------------------------

                Development Revenue Bonds (11.4%)
               --------------------------------------------------------------

               Providence, Rhode Island Redevelopment Agency Revenue
               Refunding Public Safety Building Project
    1,925,000  5.200%, 04/01/11 Series A 1999 AMBAC Insured (pre-refunded)          Aa3/NR/NR         2,020,191

               Providence, Rhode Island Redevelopment Agency Revenue
               Refunding Public Safety Building Project
    2,000,000  4.750%, 04/01/22 Series A AMBAC Insured                              Aa3/AA/NR         1,868,540

               Rhode Island Convention Center Authority Revenue
               Refunding
      925,000   5.000%, 05/15/10 Series 1993 B MBIA Insured                          A2/AA/NR           946,886

               Rhode Island Public Building Authority State
               Public Projects
    1,000,000   5.250%, 02/01/09 Series 1998 A AMBAC Insured                        Aa3/AA/AA         1,009,700

               Rhode Island State Economic Development Corp.,
                 Airport Revenue
      540,000   4.625%, 07/01/26 Series B Assured Guaranty Insured                 Aaa/AAA/AAA          463,806
    1,000,000   5.000%, 07/01/18 Series C Assured Guaranty Insured                 Aaa/AAA/AAA        1,004,520
    1,670,000   5.000%, 07/01/13 Series C MBIA Insured                               A2/AA/A          1,727,548
    1,500,000   5.000%, 07/01/22 Series C MBIA Insured                               A2/AA/A          1,376,850

               Rhode Island State Economic Development Corp.,
               Motor Fuel Tax
               Revenue (Rhode Island Department of Transportation)
    1,000,000  4.000%, 06/15/15 Series A AMBAC Insured                               Aa3/AA/A           992,410
    1,000,000  4.000%, 06/15/18 Series 2006A AMBAC Insured                           Aa3/AA/A           933,390
    2,385,000  4.700%, 06/15/23 Series 2003A AMBAC Insured                           Aa3/AA/A         2,306,152

                Rhode Island State Economic Development Corp.,
                (Rhode Island
               Airport Corp. Intermodal Facility Project)
    1,000,000  4.250%, 07/01/17 CIFG Assurance North America, Inc.
                Insured                                                             Baa1/A-/NR          926,470

                Rhode Island State Economic Development Corp.,
                University of Rhode Island
      750,000   4.800%, 11/01/11 Series 1999 FSA Insured                            Aaa/NR/NR           769,845
      750,000   4.900%, 11/01/12 Series 1999 FSA Insured                            Aaa/NR/NR           768,938
      750,000   4.900%, 11/01/13 Series 1999 FSA Insured                            Aaa/NR/NR           767,978
      750,000   5.000%, 11/01/14 Series 1999 FSA Insured                            Aaa/NR/NR           768,278

                                                                                                  --------------
                Total Development Revenue Bonds                                                      18,651,502
                                                                                                  --------------

                Higher Education Revenue Bonds (31.1%)
               --------------------------------------------------------------

                Providence, Rhode Island Public Building Authority,
               School Projects
      500,000  5.500%, 12/15/14 Series 1996 B MBIA Insured                           A2/AA/NR           503,200
      500,000  5.500%, 12/15/15 Series 1996 B MBIA Insured                           A2/AA/NR           503,200
    1,000,000  5.250%, 12/15/14 Series 1998 A FSA Insured                          Aaa/AAA/AAA        1,023,370
      500,000  5.000%, 12/15/09 Series 1999 A AMBAC Insured                         Aa3/AA/NR           509,780
    1,395,000  4.000%, 12/15/12 Series 2003 A MBIA Insured                           A2/AA/NR         1,427,448
    1,450,000  4.000%, 12/15/13 Series 2003 A MBIA Insured                           A2/AA/NR         1,462,224
    1,505,000  4.000%, 12/15/14 Series 2003 A MBIA Insured                           A2/AA/NR         1,505,512
    1,570,000  4.000%, 12/15/15 Series 2003 A MBIA Insured                           A2/AA/NR         1,552,510
    1,630,000  4.000%, 12/15/16 Series 2003 A MBIA Insured                           A2/AA/NR         1,578,182

                Providence, Rhode Island Public Building School & Public
               Facilities Project
    1,500,000  5.250%, 12/15/17  Series A AMBAC Insured                             Aa3/AA/NR         1,553,325
    1,000,000  5.250%, 12/15/19  Series 1999 A AMBAC Insured                        Aa3/AA/NR         1,026,850

                Rhode Island Health & Education Building Corp., Brown
               University
    2,000,000  5.250%, 09/01/17 Series 1993 MBIA Insured                            Aaa/AA/NR         2,054,140

                Rhode Island Health & Education Building Corp., Bryant
               College
                                                                                                              -
    1,000,000   5.125%, 06/01/19 AMBAC Insured                                      Aa3/AA/NR         1,011,730
      230,000   5.000%, 12/01/21 AMBAC Insured                                      Aa3/AA/NR           228,671

                Rhode Island Health & Education Building Corp., Higher
               Educational Facilities
    1,010,000   3.625%, 09/15/14 Series 2003 B MBIA Insured                          A2/AA/NR           995,890
    1,050,000   4.000%, 09/15/15 Series 2003 B MBIA Insured                          A2/AA/NR         1,038,681
    1,040,000   4.000%, 09/15/16 Series 2003 B MBIA Insured                          A2/AA/NR         1,008,176
      600,000   3.625%, 09/15/14 Series 2003 C MBIA Insured                          A2/AA/NR           591,618
      500,000   4.000%, 09/15/15 Series 2003 C MBIA Insured                          A2/AA/NR           494,610
      500,000   4.000%, 09/15/16 Series 2003 C MBIA Insured                          A2/AA/NR           484,700
    1,500,000   4.250%, 05/15/21 Series A FSA Insured                               Aaa/NR/AAA        1,336,440
    1,500,000   4.375%, 05/15/22 Series A FSA Insured                               Aaa/NR/NR         1,320,315

                Rhode Island Health & Education Building Corp., Johnson
               & Wales University
      465,000   5.500%, 04/01/15 Series 1999 A MBIA Insured                          A2/AA/NR           503,442
      900,000   5.500%, 04/01/16 Series 1999 A MBIA Insured                          A2/AA/NR           973,962
      785,000   5.500%, 04/01/17 Series 1999 A MBIA Insured                          A2/AA/NR           846,803
    1,360,000   4.000%, 04/01/12 Series 2003 XLCA Insured                           NR/BBB-/NR        1,350,806
    3,210,000   4.000%, 04/01/13 Series 2003 XLCA Insured                           NR/BBB-/NR        3,139,027
    2,000,000   4.000%, 04/01/14 Series 2003 XLCA Insured                           NR/BBB-/NR        1,924,760

                Rhode Island Health & Education Building Corp., Lifespan
               Obligation
    2,500,000  5.000%, 05/15/20 Series A                                           Aaa/AAA/AAA        2,460,950

                Rhode Island Health & Education Building Corp., Public
               School Financing
    1,000,000   4.250%, 05/15/21 Series 2007 B FSA Insured                         Aaa/AAA/AAA          897,680

                 Rhode Island Health & Education Building Corp., Rhode
               Island School of Design
      505,000  4.700%, 06/01/18 Series 2001 MBIA Insured                             A1/AA/NR           505,596
      280,000  4.750%, 06/01/19 Series 2001 MBIA Insured                             A1/AA/NR           277,214

                Rhode Island Health & Education Building Corp., Roger
               Williams University
      500,000   5.125%, 11/15/11 AMBAC Insured                                      Aa3/AA/NR           511,235
    1,000,000   5.125%, 11/15/14 Series 1996 S AMBAC Insured                        Aa3/AA/NR         1,021,630
    1,000,000   5.000%, 11/15/18 Series 1996 S AMBAC Insured                        Aa3/AA/NR         1,015,590

                Rhode Island Health & Educational Building Corp.,
               University of Rhode Island
      800,000   5.000%, 09/15/23 Series 2003 C Refunding MBIA Insured                A2/AA/NR           764,376
    1,200,000   4.000%, 09/15/11 Series 2005 G AMBAC Insured                        Aa3/AA/NR         1,230,552
    1,200,000   4.125%, 09/15/12 Series 2005 G AMBAC Insured                        Aa3/AA/NR         1,233,228
    1,200,000   4.125%, 09/15/13 Series 2005 G AMBAC Insured                        Aa3/AA/NR         1,228,308
    1,000,000   4.500%, 09/15/26 Series 2005 G Refunding AMBAC Insured              Aa3/AA/NR           856,180

                Rhode Island Health & Education Facilities Authority,
               Providence College
    1,000,000   4.250%, 11/01/14 XLCA Insured                                        A3/A-/NR           995,730
    2,500,000   4.375%, 11/01/15 XLCA Insured                                        A3/A-/NR         2,470,725
    2,500,000   4.500%, 11/01/16 XLCA Insured                                        A3/A-/NR         2,460,025
    1,000,000   4.500%, 11/01/17 XLCA Insured                                        A3/A-/NR           973,080

                                                                                                  --------------
                Total Higher Education Revenue Bonds                                                 50,851,471
                                                                                                  --------------

                Housing Revenue Bonds (0.6%)
               --------------------------------------------------------------

                Rhode Island Housing & Mortgage Finance Corp. Homeowner
               Opportunity
    1,000,000   3.750%, 10/01/13 Series 50-A MBIA Insured                            A2/AA/NR           973,170
                                                                                                  --------------

                Lease Revenue Bonds (0.5%)
               --------------------------------------------------------------

                Rhode Island State & Providence Plantations Lease
               Participation Certificates (Central Power Plant)
    1,000,000   4.000%, 10/01/20 Series D FSA Insured                              Aaa/AAA/AAA          898,590
                                                                                                  --------------

                Pollution Control Revenue Bonds (3.8%)
               --------------------------------------------------------------

                Rhode Island Clean Water Finance Agency, Water Pollution
                Control Bonds
    1,800,000   5.000%, 10/01/18 Series 2002 B MBIA Insured                         Aaa/AA/NR         1,839,168
    4,765,000   4.375%, 10/01/21 Series 2002 B MBIA Insured                         Aaa/AA/NR         4,365,836

                                                                                                  --------------

                Total Pollution Control Revenue Bonds                                                 6,205,004
                                                                                                  --------------

                Water and Sewer Revenue Bonds (8.2%)
               --------------------------------------------------------------

                Bristol County, Rhode Island Water Authority
      750,000   5.250%, 07/01/17 Series 1997 A MBIA Insured                          A2/AA/NR           755,145
    1,000,000   3.500%, 12/01/13 Series 2004 Refunding A MBIA Insured                A2/AA/NR           972,060
    1,000,000   3.500%, 12/01/14 Series 2004 Refunding A MBIA Insured                A2/AA/NR           955,460

                Kent County, Rhode Island Water Authority
      500,000   4.000%, 07/15/12  Series 2002 A MBIA Insured                         A2/AA/NR           511,440
    1,055,000   4.150%, 07/15/14  Series 2002 A MBIA Insured                         A2/AA/NR         1,064,516

                Rhode Island Clean Water Protection Finance Agency
      300,000   5.400%, 10/01/09 1993 Series 1993 A MBIA Insured                    Aaa/AA/NR           308,880
    1,250,000   5.400%, 10/01/15 1993 Series A MBIA Insured                         Aaa/AA/NR         1,336,350
      500,000   4.500%, 10/01/11 1993 Series B AMBAC Insured                        Aaa/AA/NR           506,310
      500,000   4.750%, 10/01/20 1999 Series A AMBAC Insured                        Aaa/AA/NR           500,145
    1,000,000   5.125%, 10/01/11 Series 1999 C MBIA Insured                         Aaa/AA/NR         1,021,260
      500,000   4.600%, 10/01/13 Series A AMBAC Insured                             Aaa/AA/NR           505,180
      500,000   4.750%, 10/01/14 Series A AMBAC Insured                             Aaa/AA/NR           505,370
    2,000,000   4.750%, 10/01/18 Series A AMBAC Insured                             Aaa/AA/NR         2,009,640

                Rhode Island Water Resources Board Public Drinking Water
               Protection
    1,500,000  4.000%, 03/01/14 Series 2002 MBIA Insured                             A2/AA/NR         1,509,945
    1,000,000  4.250%, 03/01/15 Series 2002 MBIA Insured                             A2/AA/NR         1,018,051

                                                                                                  --------------
                Total Water and Sewer Revenue Bonds                                                  13,479,752
                                                                                                  --------------

                Other Revenue Bonds (1.2%)
               --------------------------------------------------------------

                State of Rhode Island Depositors Economic Protection
               Corp.
      500,000   6.000%, 08/01/17 Ser. 1992 B MBIA Insured ETM                        A2/AA/NR           535,045
      300,000   5.800%, 08/01/09 Ser. 1993 B MBIA Insured ETM                        A2/AA/NR           308,424
                5.250%, 08/01/21 Ser. 1993 B MBIA Insured ETM
    1,045,000  (pre-refunded)                                                        A2/AA/NR         1,100,333

                                                                                                  --------------

                Total Other Revenue Bonds                                                             1,943,802
                                                                                                  --------------

                Total Revenue Bonds                                                                  93,003,291
                                                                                                  --------------

                Total Investments (cost $162,058,435-note b)                          97.5%          159,520,576


                Other assets less liabilities                                          2.5            4,139,082
                                                                                       ----           ----------

                Net Assets                                                           100.0%         $163,659,658
                                                                                     ======
                                                                                                  ==============

                Abbreviation:
                  NR - Not rated


                                                                    Percent of
      Portfolio Distribution By Quality Rating (unaudited)         Portfolio +
      ----------------------------------------------------         -----------

      Aaa of Moody's or AAA of S&P or Fitch                             22.1%
      Aa of Moody's or AA of S&P or Fitch                               65.0%
      A of Moody's or S&P or Fitch                                       8.9%
      Baa of Moody's or BBB of S&P                                       4.0%
                                                                   -----------
                                                                       100.0%
                                                                   ===========

               + Calculated using the highest rating of the three rating services.
                            PORTFOLIO ABBREVIATIONS:

               AMBAC - American Municipal Bond Assurance Corp.
               CIFG      -CDC IXIS Financial Guaranty
               ETM      - Escrowed to Maturity
               FGIC     - Financial Guaranty Insurance Co.
               FSA       - Financial Security Assurance
               MBIA     - Municipal Bond Investors Assurance
               XLCA     - XL Capital Assurance

                                See accompanying
                         notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                                   (unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $162,049,724 amounted to $2,529,148, which consisted of aggregate gross unrealized appreciation of $1,687,077 and aggregate gross unrealized depreciation of $4,216,225.

(c) Fair Value Measurements
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective July 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)


The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund's investments, used to value the Fund's net assets as of September 30, 2008:

                                                             Investments in
 Valuation Inputs                                              Securities

                                                            $
 Level 1 - Quoted Prices                                                 -
 Level 2 - Other Significant Observable Inputs              $  159,520,576

                                                            $
 Level 3 - Significant Unobservable Inputs                               -
                                                           ---------------
 Total                                                      $  159,520,576
                                                           ===============


Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).








                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NARRAGANSETT INSURED TAX-FREE INCOME FUND



By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      November 24, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      November 24, 2008



By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	November 24, 2008